Note 4 - Allowance for Credit Losses - Impaired Loans (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Commercial Real Estate Portfolio Segment [Member]
Recorded Investment, with no related allowance recorded	$ 568
Unpaid Principal Balance, with no related allowance recorded	568
Average Recorded Investment, with no related allowance recorded	576
Interest Income Recognized, with no related allowance recorded	26
Related Allowance	0
Recorded Investment	568
Unpaid Principal Balance	568
Average Recorded Investment	576
Interest Income Recognized	26
Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Recorded Investment, with no related allowance recorded	56
Unpaid Principal Balance, with no related allowance recorded	56
Average Recorded Investment, with no related allowance recorded	56
Interest Income Recognized, with no related allowance recorded	1
Recorded Investment, with an allowance recorded	216
Unpaid Principal Balance, with an allowance recorded	216
Related Allowance	8
Average Recorded Investment, with an allowance recorded	218
Interest Income Recognized, with an allowance recorded	13
Recorded Investment	272
Unpaid Principal Balance	272
Average Recorded Investment	274
Interest Income Recognized	14
Commercial Portfolio Segment [Member]
Recorded Investment, with an allowance recorded	594
Unpaid Principal Balance, with an allowance recorded	594
Related Allowance	84
Average Recorded Investment, with an allowance recorded	620
Interest Income Recognized, with an allowance recorded	37
Recorded Investment	594
Unpaid Principal Balance	594
Average Recorded Investment	620
Interest Income Recognized	37
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Recorded Investment, with an allowance recorded	38
Unpaid Principal Balance, with an allowance recorded	38
Related Allowance	2
Average Recorded Investment, with an allowance recorded	43
Interest Income Recognized, with an allowance recorded	2
Recorded Investment	38
Unpaid Principal Balance	38
Average Recorded Investment	43
Interest Income Recognized	$ 2